Financial Risk Factors and Risk Management - Designated Hedging Instruments in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Carrying amount
Other financial assets	€ 2,633	€ 1,984
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for EUR
FINANCIAL RISK FACTORS
Notional amount	3,750
Carrying amount
Other financial assets	0
Other financial liabilities	(16)
Change in fair value used for measuring ineffectiveness	(16)
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for USD
FINANCIAL RISK FACTORS
Notional amount	545
Carrying amount
Other financial assets	9
Other financial liabilities	0
Change in fair value used for measuring ineffectiveness	€ 9